Summary of Significant Accounting Policies - Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents	$ 181,000	$ 1,328,000
Total cash, cash equivalents, and restricted cash	181,000	1,328,000
Evolv Technologies Holdings, Inc.
Cash and cash equivalents	9,963,000	4,704,000		$ 17,341,000
Restricted cash	400,000
Total cash, cash equivalents, and restricted cash	10,638,000	$ 4,704,000	$ 8,183,000	$ 17,341,000	$ 5,462,000
Current portion of restricted cash	400,000
Restricted cash, noncurrent	$ 300,000